Consolidated Statements of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations			$ 18,206		$ (178,142)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			11,219		3,990
Deferred tax expenses (benefits)			37,227		(83,131)
Loss from equity investment					11,852
Right-of-use assets amortization			99,827		55,719
Changes in operating assets and liabilities:
Accounts receivable			289,467		(361,164)
Prepaid expenses and other current assets			(8,957)		(137)
Accounts payable			(205,622)		463,331
Accrued expenses and other payables			2,280		7,476
Right-of-use assets			(283,944)
Lease liabilities			186,644		(59,514)
Long-term deposit			(23,300)
Prepaid expenses, non-current			(5,981)
Net cash used in operating activities			117,066		(139,720)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment and property			(50,168)		(4,936)
Net cash used in investing activities			(50,168)		(4,936)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from interests-free borrowings from related parties			502,866		5,000
Contribution from shareholders			9,999		249,015
Repayments of interests-free borrowings from related parties					(29,619)
Net cash provided by financing activities			512,865		224,396
Effect of exchange rate changes			597		(443)
Net change in cash and cash equivalents			580,360		79,298
Cash and cash equivalents beginning of the year			230,459		151,161
Cash and cash equivalents end of the year			810,819		230,459
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Disposal of long-term equity investment in exchange for debt relief					$ 199,238
Alpha Time Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations	$ 827,635	$ 1,226,272		$ 1,941,118		$ (784)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on Trust Account	(1,463,005)	(1,574,062)		(3,130,199)
Changes in operating assets and liabilities:
Prepaid expenses, non-current	(19,772)	(92,738)		(35,000)		(8,466)
Accrued offering costs and expenses	368,671	173,247		674,635		(31,552)
Due to related party	250,390	2,764		173,389		40,802
Net cash used in operating activities	(36,081)	(264,517)		(376,057)
CASH FLOWS FROM INVESTING ACTIVITIES
Principal deposited in Trust Account	(330,000)	(70,242,000)
Cash withdrawn from Trust Account in connection with redemption	23,302,146
Net cash used in investing activities	22,972,146	(70,242,000)		(70,932,000)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from sale of ordinary shares		69,000,000		69,000,000
Proceeds from issuance of Private Units		4,092,000		4,092,000
Proceeds from issuance of promissory note to related party	352,500			690,000
Payment of underwriting discount		(1,612,500)		(1,612,500)
Proceeds from Unit Purchase Option		100		100
Redemption of ordinary shares	(23,302,146)
Repayments of interests-free borrowings from related parties		(368,066)		(368,066)
Payment of offering costs		(478,423)		(478,423)
Net cash provided by financing activities	(22,949,646)	70,633,111		71,323,111
Net change in cash and cash equivalents	(13,581)	126,594		15,054
Cash and cash equivalents beginning of the year	15,054
Cash and cash equivalents end of the year	1,473	126,594		15,054
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Deferred offering costs included in accrued expenses		3,640		3,640		117,843
Deferred offering costs paid by related party		13,429		13,429		47,834
Deferred offering costs adjusted from prepaid expenses		60		60		414
Deferred offering costs charged to APIC		865,199		865,199
Deferred offering cost related to fair value of Unit Purchase Option net of proceeds		10,681		10,681
Allocation of offering costs to ordinary shares subject to redemption		4,770,382		4,770,382
Reclassification of ordinary shares subject to redemption		67,274,310		67,274,310
Remeasurement adjustment on class A common stock subject to possible redemption	330,000	7,737,382		8,427,382
Subsequent measurement of ordinary shares subject to possible redemption	1,463,005	1,574,062		3,130,199
Deferred underwriting commission charged to APIC		$ 2,415,000		$ 2,415,000